Report for the Calendar Year or Quarter Ended:	Sept 30, 2007
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		October 4, 2007

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$323,422

List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
8986
167590
167590
167590
D
AMERICAN EXPRESS CO
COM
025816109
7571
127515
127515
127515
D
AMERICAN INTERNATIONAL GP
COM
026874107
11528
170411
170411
170411
D
APPLIED MATERIALS
COM
038222105
8576
414320
414320
414320
D
AT&T
COM
00206R102
643
15204
15204
15204
D
AUTOMATIC DATA PROCESSING
COM
053015103
8720
189860
189860
189860
D
BANK OF AMERICA CORP
COM
060505104
252
5016
5016
5016
D
BB&T CORP
COM
054937107
7632
188955
188955
188955
D
BOEING
COM
097023105
383
3650
3650
3650
D
CAPITAL SOUTHWEST CORP
COM
140501107
445
3625
3625
3625
D
CHEESECAKE FACTORY, INC.
COM
163072101
5269
224510
224510
224510
D
CHEVRON-TEXACO CORP
COM
166764100
403
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
729
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
417
12599
12599
12599
D
CITIGROUP, INC.
COM
172967101
11835
253595
253595
253595
D
COLUMBIA ACORN FUND
COM
197199409
200
6130
6130
6130
D
CONOCOPHILLIPS
COM
20825C104
13071
148928
148928
148928
D
CR BARD INC
COM
067383109
9385
106420
106420
106420
D
DENTSPLY INTERNATIONAL
COM
249030107
6424
154285
154285
154285
D
DIAGEO PLC
COM
25243Q205
9178
104613
104613
104613
D
DUPONT DE NEMOURS
COM
263534109
237
4778
4778
4778
D
EBAY
COM
278642103
8310
212960
212960
212960
D
EXXON MOBIL CORP
COM
30231G102
18275
197435
197435
197435
D
FED NAT'L MRTGE ASSN
COM
313586109
532
8750
8750
8750
D
FPL GROUP
COM
302571104
273
4477
4477
4477
D
GENERAL DYNAMICS CORP
COM
369550108
8150
96480
96480
96480
D
GENERAL ELECTRIC
COM
369604103
13067
315632
315632
315632
D
HORMEL
COM
440452100
8713
243520
243520
243520
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
7793
143065
143065
143065
D
INTERNATIONAL GAME TECH
COM
459902102
8062
187050
187050
187050
D
JOHNSON & JOHNSON
COM
478160104
11162
169892
169892
169892
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LINEAR TECHNOLOGY CORP
COM
535678106
8411
240380
240380
240380
D
MCGRAW HILL CO'S
COM
580645109
8827
173385
173385
173385
D
MEDTRONIC INC
COM
585055106
11315
200585
200585
200585
D
MERCK & CO.
COM
589331107
310
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
10717
153690
153690
153690
D
MICROSOFT
COM
594918104
9497
322383
322383
322383
D
NATIONAL CITY CORP
COM
635405103
270
10747
10747
10747
D
NESS ENERGY INTERNATIONAL
COM
64104P105
3
20000
20000
20000
D
NIGHTHAWK RADIOLOGY HLDGS
COM
65411N105
5372
219175
219175
219175
D
NIKE, INC.
COM
654106103
9210
157005
157005
157005
D
ORACLE CORPORATION
COM
68389X105
10840
500685
500685
500685
D
PEPSICO
COM
713448108
14098
192435
192435
192435
D
PFIZER INC
COM
717081103
1280
52402
52402
52402
D
PROCTER & GAMBLE
COM
742718109
14670
208555
208555
208555
D
ROYAL DUTCH SHELL
COM
780259206
337
4100
4100
4100
D
SABINE ROYALTY TRUST
COM
785688102
220
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
405
12800
12800
12800
D
SIGHTLOGIX
COM
82699A903
100
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
9651
198005
198005
198005
D
STATE STREET CORP
COM
857477103
1336
19595
19595
19595
D
UNITED PARCEL SERVICE
COM
911312106
8172
108810
108810
108810
D
US BANCORP
COM
902973304
1077
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
836
37350
37350
37350
D
WAL-MART
COM
931142103
247
5665
5665
5665
S
REPORT SUMMARY
56
RECORDS
323422
0
OTHER MANAGERS